Warrants (Tables)	6 Months Ended
Jun. 30, 2023
Warrants
Schedule of fair value of the tradeable warrants

Total no. of warrants
In issue at December 31, 2021	8,869,633
Exercise of warrants during the year	-
In issue at December 31, 2022	8,869,633
Exercise of warrants during the period	-
In issue at June 30, 2023	8,869,633

Schedule of reconciliation of fair values

€’000
Balance – January 1, 2021	52,932
Fair value movement on warrants exercised*	3,211
Warrants exercised – foreign exchange differences**	67
Fair value movement on warrants unexercised (including exchange differences)*	(31,565)
Derecognition of warrant liability on exercise***	(9,374)
Balance – December 31, 2021	15,271
Fair value movement on warrants unexercised (including exchange differences)	(7,620)
Balance – December 31, 2022	7,651
Fair value movement on warrants unexercised (including exchange differences)*	(5,283)
Balance – June 30, 2023	2,368

*	recognised in profit or loss - Adjustments to the fair value of derivatives – warrants
**	recognised in profit or loss - Other finance income
***	recognised in equity – Share premium